Investment Accounted for Using the Equity Method and Put Right Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Investment Accounted For Using The Equity Method And Put Right Liabilities [Abstract]
Summary of Group Long term Investment Measured Under Equity method
The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X (RMB in thousands).

For the period from September 15 , 2020 to December 31, 2020
Operating data:
Revenue	271
Gross profit	271
Loss from operations	(85,945)
Net Loss	(85,945)

As of December 31,
2020
Balance sheet data:
Current assets	923,010
Non-current assets	810,623
Current liabilities	31,519
Non-current liabilities	10,933
Non-controlling interests	—

Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of September 15, and September 30,		As of December 31,
	2020		2020
Expected terms (Year)		4		4
Estimated volatility		55.2%		55.9%
Spot price	US$	143,401	US$	143,804
Probability of triggering event for redemption option		65%		65%